Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Cash and Cash Equivalents
The Company considers all highly liquid investments with an initial maturity of up to three months to be cash equivalents. Cash and cash equivalents consist of the following:

	As at
	March 31,	March 31,
	2022	2021
Cash and bank balances	$78,578	$73,398
Short-term deposits with banks*	29,575	32,235

Total	$108,153	$105,633